Long-Term Debt - Additional Information - Term Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary term_loan vessel tanker tranche	Dec. 31, 2018 USD ($) term_loan vessel	Oct. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary	2
Number of outstanding term loans | term_loan	1	1
Aggregate principal amount	$ 3,228,654	$ 3,142,177
Carrying amount of debt	3,178,950	3,097,742
U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Aggregate principal amount	21,000
U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others | Joint venture
Debt Instrument [Line Items]
Aggregate principal amount	$ 21,000
Term Loan for Shuttle Tanker New Buildings
Debt Instrument [Line Items]
Interest rate on convertible promissory note (as a percent)	4.55%
Carrying amount of debt	$ 79,200
Number of tranches | tranche	1
Term loans | U.S. Dollar-denominated Term Loans due through 2032
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,400,000
Term loans | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Aggregate principal amount	42,073	55,018
Term loans | U.S. Dollar-denominated Term Loans due through 2032
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,357,236	$ 1,388,107
Long-term debt | Senior Unsecured Green Bond
Debt Instrument [Line Items]
Debt instrument, face amount			$ 125,000
Long-term debt | U.S. Dollar-denominated Term Loan due through 2021
Debt Instrument [Line Items]
Number of vessels | tanker	2
Teekay Offshore
Debt Instrument [Line Items]
Ownership interest percentage	50.00%
Teekay Offshore | Long-term debt | U.S. Dollar-denominated Term Loan due through 2021 | Guarantee of indebtedness of others
Debt Instrument [Line Items]
Ownership interest percentage	50.00%
Shuttle Tanker Segment | Shuttle tankers
Debt Instrument [Line Items]
Number of vessels | vessel	6	13
Shuttle Tanker Segment | Term loans | Shuttle tankers
Debt Instrument [Line Items]
Number of vessels | vessel	3	3
Shuttle Tanker Segment | Term loans | Shutter Tanker New Buildings
Debt Instrument [Line Items]
Number of vessels | vessel	4	4
FSO Segment | Term loans | FSO units
Debt Instrument [Line Items]
Number of vessels | vessel	2	2
FPSO Segment | Term loans | FPSO units
Debt Instrument [Line Items]
Number of vessels | vessel	2	3
Towage Segment | Term loans | Towing and offshore installation vessels
Debt Instrument [Line Items]
Number of vessels | vessel	10	10